Payments, by Government - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 4,035,296	$ 594,882	$ 2,483,456	$ 5,689,634
Canada | Abitibiwinni First Nation
Total		594,882		594,882
Canada | Eeyou Itschee James Bay Regional Government
Total	185,164		730	185,894
Canada | Finance Ministry Government of Quebec
Total			129,942	129,942
Canada | Revenue Ministry Government of Quebec
Total	$ 3,359,733			3,359,733
Canada | Keno Hill Reclamation Trust
Total		$ 490,400		490,400
Mexico | Federal Treasury of Mining General Directorate
Total			928,784	928,784
United States of America | United States of America Bureau of Land Management
Total			$ 1,424,000	$ 1,424,000